Summary of Significant Accounting Policies (Details) - Schedule of Common Stock Subject to Possible Redemption - Class A Common Stock [Member] - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2022
Schedule of Common Stock Subject to Possible Redemption [Abstract]
Gross proceeds				$ 276,000,000	$ 276,000,000
Less:
Proceeds allocated to Public Warrants					(18,078,000)
Class A common stock issuance at cost					(13,270,637)
Plus:
Accretion of carrying value to redemption value	$ (283,460)	$ 367,467	$ (4,881,122)	2,790,814	31,348,637
Class A common stocks subject to possible redemption	10,721,019	$ 17,926,097	17,558,630	20,110,081	$ 276,000,000	$ 20,110,081
Less:
Redemption of Class A common stock	$ (7,488,538)		$ (3,293,029)	$ (258,680,733)